Divestiture of Orthobiologics Business - Operating and investing cash flows (Details) - Orthobiologics Business - Discontinued Operations, Held-for-sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant operating non-cash reconciliation items
Depreciation	$ 167	$ 120
Stock-based compensation	144	148
Changes in operating assets and liabilities:
Accounts receivable	(417)	1,832
Inventory	956	(1,048)
Prepaid expenses and other	39	(636)
Accounts payable and accrued expenses and other current liabilities	(127)	725
Increase (Decrease) in Obligations to Tissue Suppliers, Discontinued Operations	130	305
Significant investing items
Expenditures for property, plant and equipment	$ 378	$ 255